Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies [Abstract]
Commitments and contingencies
25.	Commitments and contingencies

Operating lease commitments – Group as lessor

As of December 31, 2025 and 2024, the Group, as lessor, has a land lease with Compañía Minera Ares S.A.C. a related party of Inversiones ASPI S.A. This lease is renewable annually, and provided an annual rent expense for the years ended December 31, 2025, 2024 and 2023 of S/1,151,000, S/1,224,000, and S/1,150,000, respectively; see note 23.

Consortium contract –

On December 19, 2022, Distribuidora Norte Pacasmayo S.R.L., subsidiary of the Group, subscribed a collaboration contract, with the purpose to participate in the project “Mejoramiento del Sistema de Pistas y Cerco Perimétrico del Aeropuerto de Piura”. As of December 31, 2025, the project has been completed.

Capital commitments

As of December 31, 2025 and 2024, the Group had no significant capital commitments.

Usufruct Concessions

In December 2013, the Company signed an agreement with a third party, related to the use of the Virrilá concession, to carry out other non-metallic mining activities related to cement production. This agreement has a term of 30 years, with fixed annual payments of US$600,000 for the first three years and variable payments for the rest of the contract. The related expense for the years 2025, 2024 and 2023 amounted to S/5,627,000, S/5,546,000 and S/5,273,000 respectively, and was recognized as part of cost of inventory production. As part of this agreement, the Company is required to pay an equivalent amount of S/4.5 for each metric ton of calcareous extracted that is indexed by inflation after the first year of exploitation; the annual royalty may not be less than the equivalent to 850,000 metric tons after the beginning of the fourth year of production.

The Company signed an agreement with two third parties in October 2007, related to usufruct of the Bayovar 4 concession for an indefinite period to extract seashells and other minerals. As consequence, the Group made payments amounting to US$250,000 for each third party for the first five years and variable payments for the rest of the contract. The related expense as of December 31, 2025 and 2024 amounted to S/1,419,000 and S/1,553,000, respectively, and were recognized as part of the cost of inventory production. As part of this agreement, the Company is required to pay an equivalent amount of US$5.1 to each third party for every metric ton of calcareous extracted, with the minimum production level for the calculation of 20,000 metric tons every six months following the beginning of the sixth year of production.

Mining royalty

According with the Royalty Mining Law in force since October 1, 2011, the royalty for the exploitation of metallic and nonmetallic resources is payable on a quarterly basis in an amount equal to the greater of: (i) an amount determined in accordance with a statutory scale of rates based on operating profit margin that is applied to the quarterly operating profit, adjusted by certain items, and (ii) 1% of net sales, in each case during the applicable quarter. These amounts are estimated based on the separated financial statements of Cementos Pacasmayo S.A.A. and each of the subsidiaries affected by this mining royalty, prepared in accordance with IFRS. Mining royalty payments will be deductible for income tax purposes in the fiscal year in which such payments are made.

Mining royalty expense paid to the Peruvian Government for 2025, 2024 and 2023 amounted to S/1,497,000, S/1,266,000 and S/983,000, respectively, and is recognized as part of the cost of inventory production.

Tax situation

The Company and its subsidiaries are subject to Peruvian tax law. As of December 31, 2025, 2024 and 2023, the income tax rate is 29.5 percent of the taxable profit after deducting employee participation, which is calculated at a rate of 8 to 10 percent of the taxable income.

For purposes of determining income tax, transfer pricing for transactions with related companies and companies resident in territories with low or no taxation, must be supported with documentation including information on the valuation methods used and the criteria considered for determination. Based on the operations of the Group, Management and its legal advisors believe that as a result of the application of these standards will not result in significant contingencies for the Group as of December 31, 2025 and 2024.

The tax authority has the power to review and, if applicable, adjust the income tax calculated by each company in the four years subsequent after the year of filing the tax return.

The statements of income tax and value added tax corresponding to the years indicated in the attached table are subject to review by the tax authorities:

Years open to review by Tax Authority
Entity	Income tax	Value-added tax
Cementos Pacasmayo S.A.A.	2022– 2025	Dec.2021-Dec.2025
Cementos Selva S.A.C.	2021 – 2025	Dec.2021-Dec.2025
Distribuidora Norte Pacasmayo S.R.L.	2021 – 2025	Dec.2021-Dec.2025
Empresa de Transmisión Guadalupe S.A.C.	2021 – 2025	Dec.2021-Dec.2025
Salmueras Sudamericanas S.A.	2021 – 2025	Dec.2021-Dec.2025
Calizas del Norte S.A.C. (liquidated during 2022)	2021 – 2022	Dec.2021-Dec.2022
Soluciones Takay S.A.C.	2021 – 2025	Dec.2021-Dec.2025
Corporación Materiales Piura S.A.C.	2021 – 2025	Dec.2021-Dec.2025
Soluciones Crealo 150 S.A.C.	2024 – 2025	Sep.2024.-Dec 2025
Vanguardia Constructora del Perú S.A.C.	2024 – 2025	Oct.2024-Dec. 2025

Due to possible interpretations that the tax authority may give to legislation in effect, it is not possible to determine whether or not any of the tax audits will result in increased liabilities for the Group. For that reason, tax or surcharge that could arise from future tax audits would be applied to the income of the period in which it is determined. However, in management’s opinion and that of its legal advisors, any possible additional payment of taxes would not have a material effect on the consolidated financial statements as of December 31, 2025 and 2024.

Environmental matters

The Group’s exploration and mining activities are subject to compliance with the environmental obligations defined by the competent authorities and environmental protection regulations.

Environmental remediation -

Law No. 28271 which regulates the environmental liabilities in mining activities, aims to regulate the identification of mining activity’s environmental liabilities and financing the remediation of the affected areas. According to this law, environmental liabilities refer to the impact caused to the environment by abandoned or inactive mining operations.

In compliance with the above-mentioned laws, the Group presented environmental impact studies (EIS), declaration of environmental studies (DES) and Environmental Adaptation and Management Programs (EAMP), as well as the respective closure plans for its operating units.

The Peruvian authorities approved the EAMP and EIS submitted by the Group for its mining units and exploration projects, as presented below:

Project unit	Resource	Resolution Number	Year of approval	Program approved	Operating year expense
					2025	2024	2023
					S/(000)	S/(000)	S/(000)
Rioja	Limestone	RD186-2014-PRODUCE/DVMYPE-I/DIGGAM	2014	EIS	665	851	879
Tembladera	Limestone	RD304-18-PRODUCE/DVMYPE-I/DIGGAM	2018	EAMP	322	329	320
					987	1,180	1,199

As of December 31, 2025 and 2024, the Group had no liabilities related to environmental remediation expenses because all were paid before the end of the year.

Quarry rehabilitation provision -

The Law No. 28090 regulates the obligations and procedures that must be met by the holders of mining activities for the preparation, filing and implementation of Quarry Closure Plans, as well as the establishment of the corresponding environmental guarantees to secure fulfillment of the investments that this includes, subject to the principles of protection, preservation and recovery of the environment. In connection with this obligation, as of December 31, 2025 and 2024, the Group maintained a provision for the closing of the quarries exploited by its operations amounting to S/18,594,000 and S/19,005,000, respectively. The Group believes that this liability is adequate to meet the current environmental protection laws approved by the Ministry of Energy and Mines, refer to note 12.

Legal claim contingency

As of December 31, 2025, the Group had received claims from third parties in relation with its operations which in aggregate represent S/2,956,000 that corresponded to labor claims from former employees.

Management expects that these claims will be resolved within the next five years based on prior experience; however, the Group cannot assure that these claims will be resolved within this period because the authorities do not have a maximum term to resolve cases.

The Group has been advised by its legal counsel that it is only possible, but not probable, that these actions will succeed. Accordingly, no provision for any liability has been made in these consolidated financial statements.

Works for taxes –

As of December 31, 2025 and 2024, the Company had commitments to execute projects under the works for taxes modality for amounts totaling S/387,437,000 and S/79,018,000, respectively. The execution of the projects committed as of December 31, 2025, will be carried out as planned for S/ 274,388,000 in 2026 and S/113,005,000 in 2027.